BORROWINGS - Unused loan facilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
Short-term borrowings		¥ 34,000
Long-term borrowings (including current portion)	¥ 2,599,173	1,067,324
Unsecured Borrowing
Debt Instrument
Short-term borrowings		34,000
Long-term borrowings (including current portion)	328,168	190,682
Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)	212,302
Secured by subsidiary's property and equipment and land-use right | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)	40,500	404,781
Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)		271,861
Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Long-term bank borrowings, (including current portion) 2
Debt Instrument
Long-term borrowings (including current portion)	267,171
Secured by a subsidiary's stock and the restricted cash | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)		100,000
Secured by a subsidiary's stock | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)	1,334,065	¥ 100,000
Secured by a subsidiary's land-use right | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)	¥ 416,967